UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3700

The Dreyfus/Laurel Tax-Free Municipal Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	6/30
Date of reporting period:	12/31/10

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus BASIC
California Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
14	Statement of Assets and Liabilities
15	Statement of Operations
16	Statement of Changes in Net Assets
17	Financial Highlights
18	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
California Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC California Municipal Money Market Fund, covering the six-month period from July 1, 2010, through December 31, 2010.

Although 2010 proved to be a volatile year for many longer-term assets, such as stocks and bonds, the reporting period ended with many asset categories producing respectable, positive returns. Investors’ early concerns regarding sovereign debt issues in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead.

Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Therefore, we are guardedly optimistic regarding the U.S. economy’s prospects in 2011, and many experts believe inflationary pressures and short-term interest rates should remain low over the near term, potentially preventing any significant rise in money market yields.What does this mean for your investment portfolio? We suggest talking to your financial advisor, who can help you review your allocations and your current liquid asset needs, and identify potential opportunities suitable for your individual needs and risk tolerance in today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 18, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through December 31, 2010, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2010, Dreyfus BASIC California Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Money market yields remained at historical lows as the U.S. economy continued to recover sluggishly from recession, and the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue its goal, the fund normally invests substantially all of its assets in short-term, high quality municipal bond obligations that provide income exempt from federal and California state personal income taxes.We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Low Yields Persisted in a Subpar Recovery

The U.S. economy continued to recover from recession over the second half of 2010. Manufacturing activity, consumer spending and corporate earnings increased and reduced earlier fears of a double-dip recession. Nonetheless, the recovery remained slower than historical averages, as unemployment remained stubbornly high and many regional housing markets have not yet improved meaningfully.

Like most states, California remained under fiscal pressure throughout the reporting period. The benefits of California’s large and diverse economic base have been offset by the state government’s difficulties in budgeting effectively and building reserves, resulting in financial challenges that are expected to persist for some time.

In this economic environment, and as it has since December 2008, the Fed maintained its target for the overnight federal funds rate in a range between 0% and 0.25%. In early September, the Fed announced a new round of quantitative easing, which is designed to stimulate credit markets through the purchase of $600 billion of U.S.Treasury securities.Although longer-term financial assets generally rallied on this news as investors looked forward to a more robust recovery, money market yields generally remained anchored by the historically low federal funds rate, and tax-exempt money market instruments continued to provide yields of little more than zero percent.

Supply-and-demand influences in the tax-exempt money markets generally remained favorable during the reporting period. Despite heavier borrowing needs nationally, the supply of newly issued municipal money market instruments remained relatively low, primarily due to the federally subsidized Build America Bonds program, which shifted a portion of municipal issuance to the taxable bond market. Meanwhile, demand for municipal money market instruments proved robust, including from non-traditional investors seeking alternatives to taxable money market instruments.This supply-and-demand dynamic began to change near year-end as the expiration of the Build America Bonds program approached, sparking heightened volatility among longer-term municipal bonds.

4

Focus on Liquidity and Capital Preservation

During the reporting period, we maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts.We also favored instruments backed by pledged tax appropriations or dedicated revenues.We generally shied away from securities issued by entities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery, inflation has been negligible, and the Fed appears set to maintain its aggressively accommodative monetary policy for some time to come.Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we currently expect the supply of newly issued tax-exempt money market instruments to trend higher in 2011 after the Build America Bonds program expires, which could support higher yields.As always, we are prepared to adjust the fund’s strategies should economic and market conditions change.

January 18, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, while rated in the highest rating category by one or more
NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-California residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC California Municipal Money Market Fund from July 1, 2010 to December 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2010

Expenses paid per $1,000†	$ 2.02
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2010

Expenses paid per $1,000†	$ 2.04
Ending value (after expenses)	$1,023.19

† Expenses are equal to the fund’s annualized expense ratio of .40%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.7%	Rate (%)	Date	Amount ($)		Value ($)
California—95.2%
Alameda Unified School District,
GO Notes, TRAN	2.00	6/30/11	1,000,000		1,004,881
California Enterprise Development
Authority, Recovery Zone
Facility Revenue (Regional
Properties, Inc. Project)
(LOC; FHLB)	0.39	1/7/11	5,000,000	[a]	5,000,000
California Infrastructure and
Economic Development Bank, IDR
(Bonny Doon Winery, Inc.
Project) (LOC; Comerica Bank)	0.49	1/7/11	2,850,000	[a]	2,850,000
California Infrastructure and
Economic Development Bank,
Revenue (California Academy of
Sciences, San Francisco,
California) (LOC; Wells Fargo Bank)	0.26	1/1/11	3,110,000	[a]	3,110,000
California Pollution Control
Financing Authority, SWDR
(Athens Services Project)
(LOC; Wells Fargo Bank)	0.32	1/7/11	3,165,000	[a]	3,165,000
California Pollution Control
Financing Authority, SWDR
(Crown Disposal Company, Inc.
Project) (LOC; Union Bank NA)	0.35	1/7/11	2,825,000	[a]	2,825,000
California Pollution Control
Financing Authority, SWDR
(GreenWaste Recovery, Inc.
Project) (LOC; Comerica Bank)	0.42	1/7/11	2,200,000	[a]	2,200,000
California Pollution Control
Financing Authority, SWDR
(Metropolitan Recycling Inc.)
(LOC; Comerica Bank)	0.42	1/7/11	2,495,000	[a]	2,495,000
California Pollution Control
Financing Authority, SWDR
(Northern Recycling and Waste
Services, LLC Project) (LOC;
Union Bank NA)	0.39	1/7/11	2,730,000	[a]	2,730,000
California Pollution Control
Financing Authority, SWDR
(Pena’s Disposal, Inc.
Project) (LOC; Comerica Bank)	0.42	1/7/11	2,125,000	[a]	2,125,000

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
California Pollution Control
Financing Authority, SWDR
(South Tahoe Refuse Company, Inc.
Project) (LOC; Union Bank NA)	0.39	1/7/11	1,055,000	[a]	1,055,000
California Pollution Control
Financing Authority, SWDR
(Sunset Waste Paper, Inc.
Project) (LOC; Comerica Bank)	0.42	1/7/11	3,000,000	[a]	3,000,000
California Pollution Control
Financing Authority, SWDR
(Valley Vista Services, Inc.
Project) (LOC; Comerica Bank)	0.42	1/7/11	2,000,000	[a]	2,000,000
California School Cash Reserve
Program Authority, Revenue	2.00	6/1/11	3,100,000		3,114,717
California Statewide Communities
Development Authority, Revenue
(Goodwill of Santa Cruz) (LOC;
Wells Fargo Bank)	0.38	1/7/11	700,000	[a]	700,000
California Statewide Communities
Development Authority, TRAN
(County of Yolo)	2.00	6/30/11	2,300,000		2,311,226
Concord,
MFMR (Arcadian Apartments)
(LOC; FNMA)	0.37	1/7/11	3,400,000	[a]	3,400,000
Deutsche Bank Spears/Lifers Trust
(Anaheim Redevelopment Agency,
Tax Allocation Revenue,
Refunding (Anaheim Merged
Redevelopment Project Area))
(Liquidity Facility; Deutsche
Bank AG and LOC;
Deutsche Bank AG)	0.34	1/7/11	5,900,000	[a,b]	5,900,000
Dublin Unified School District,
GO Notes, TRAN	2.00	8/31/11	1,000,000		1,006,582
Golden State Tobacco
Securitization Corporation,
Enhanced Tobacco Settlement
Asset-Backed Bonds (Insured;
Berkshire Hathaway Assurance
Corporation and Liquidity
Facility; Citibank NA)	0.34	1/7/11	5,505,000	[a,b]	5,505,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
Irvine Assessment District Number
03-19, Limited Obligation
Improvement Bonds (LOC:
California State Teachers
Retirement System and
U.S. Bank NA)	0.28	1/1/11	4,000,000	[a]	4,000,000
Irvine Assessment District Number
93-14, Limited Obligation
Improvement Bonds (LOC;
Bank of America)	0.27	1/1/11	2,600,000	[a]	2,600,000
Irvine Assessment District Number
97-17, Limited Obligation
Improvement Bonds (LOC; State
Street Bank and Trust Co.)	0.28	1/1/11	7,600,000	[a]	7,600,000
Los Angeles,
GO Notes, TRAN	2.00	6/30/11	4,900,000		4,933,119
Poway Unified School District
Public Financing Authority, LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; Dexia Credit Locale)	0.55	1/7/11	2,000,000	[a]	2,000,000
Puttable Floating Option Tax
Exempt Receipts (California
Statewide Communities
Development Authority,
MFHR (La Mision Village
Apartments Project))
(Liquidity Facility;
FHLMC and LOC; FHLMC)	0.50	1/7/11	2,250,000	[a,b]	2,250,000
Ravenswood City School District,
GO Notes, TRAN	1.75	7/1/11	1,600,000		1,605,491
Roseville Joint Union High School
District, COP (Insured;
Assured Guaranty
Municipal Corp. and
Liquidity Facility;
Dexia Credit Locale)	0.55	1/7/11	1,300,000	[a]	1,300,000
Sacramento County Housing
Authority, MFHR, Refunding
(Stonebridge Apartments)
(LOC; FNMA)	0.40	1/7/11	400,000	[a]	400,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
California (continued)
San Jose Redevelopment Agency,
MFHR (101 San Fernando
Apartments) (Liquidity
Facility; Citibank NA and LOC;
Citibank NA)	0.42	1/7/11	4,225,000	[a,b]	4,225,000
San Pablo Redevelopment Agency,
Subordinate Tax Allocation
Revenue (Tenth Township
Redevelopment Project) (LOC;
Union Bank NA)	0.32	1/1/11	3,000,000	[a]	3,000,000
Southern California Public Power
Authority, Transmission
Project Revenue, Refunding
(Southern Transmission
Project) (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.39	1/7/11	550,000	[a]	550,000
Tahoe Forest Hospital District,
Revenue (LOC; U.S. Bancorp)	0.32	1/1/11	1,960,000	[a]	1,960,000
Vacaville,
MFMR (Quail Run Apartments)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.35	1/7/11	400,000	[a]	400,000
West Covina Public Financing
Authority, LR, Refunding
(Public Facilities Project)
(LOC; California State
Teachers Retirement System)	0.37	1/7/11	1,000,000	[a]	1,000,000

10

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)	Value ($)
U.S. Related—4.5%
Puttable Floating Option Tax
Exempt Receipts (Puerto Rico
Highways and Transportation
Authority, Highway Revenue)
(Liquidity Facility; Dexia
Credit Locale and LOC; Dexia
Credit Locale)	0.47	1/7/11	4,440,000 [a,b]	4,440,000

Total Investments (cost $97,761,016)			99.7%	97,761,016

Cash and Receivables (Net)			.3%	340,783

Net Assets			100.0%	98,101,799

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2010, these securities amounted to $22,320,000 or 22.8% of net assets.

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

12

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	100.0
† Based on total investments.
See notes to financial statements.

The Fund	13

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	97,761,016	97,761,016
Cash		234,808
Interest receivable		171,009
		98,166,833
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		38,478
Payable for shares of Beneficial Interest redeemed		26,188
Dividend payable		368
		65,034
Net Assets ($)		98,101,799
Composition of Net Assets ($):
Paid-in capital		98,101,799
Net Assets ($)		98,101,799
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		98,101,799
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

14

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	223,578
Expenses:
Management fee—Note 2	252,650
Trustees’ fees—Note 2	3,201
Total Expenses	255,851
Less—reduction in expenses due to undertaking—Note 2	(30,766)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(3,201)
Net Expenses	221,884
Investment Income—Net, representing net increase
in net assets resulting from operations	1,694
See notes to financial statements.

The Fund	15

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010
Operations ($):
Investment Income-Net, representing net
increase in net assets resulting
from operations	1,694	22,986
Dividends to Shareholders from ($):
Investment income—net	(1,694)	(23,789)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	145,564,457	374,184,052
Dividends reinvested	536	6,788
Cost of shares redeemed	(143,377,337)	(473,061,222)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	2,187,656	(98,870,382)
Total Increase (Decrease) in Net Assets	2,187,656	(98,871,185)
Net Assets ($):
Beginning of Period	95,914,143	194,785,328
End of Period	98,101,799	95,914,143

See notes to financial statements.

16

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2010			Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.010	.027	.032	.025
Distributions:
Dividends from
investment income—net	(.000)[a] (.000)[a]		(.010)	(.027)	(.032)	(.025)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.02	1.04	2.72	3.21	2.50
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[c]	.47	.49	.46	.45	.45
Ratio of net expenses
to average net assets	.40[c]	.41	.49	.45	.45	.45
Ratio of net investment income
to average net assets	.00[b,c]	.02	1.08	2.57	3.16	2.49
Net Assets, end of period
($ x 1,000)	98,102	95,914	194,785	259,683	107,993	72,067

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal and California state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

18

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost,

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	97,761,016
Level 3—Significant Unobservable Inputs	—
Total	97,761,016

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the

20

extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2010 was as follows: tax-exempt income $23,789. The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

22

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $30,766 during the period ended December 31, 2010.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $43,270, which are offset against an expense reimbursement currently in effect in the amount of $4,792.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended December 31, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $20,300,000 and $72,400,000, respectively.

The Fund	23

NOTES

For More Information

Ticker Symbol: DCLXX

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
13	Statement of Assets and Liabilities
14	Statement of Operations
15	Statement of Changes in Net Assets
16	Financial Highlights
17	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
Massachusetts Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund, covering the six-month period from July 1, 2010, through December 31, 2010.

Although 2010 proved to be a volatile year for many longer-term assets, such as stocks and bonds, the reporting period ended with many asset categories producing respectable, positive returns. Investors’ early concerns regarding sovereign debt issues in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead.

Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Therefore, we are guardedly optimistic regarding the U.S. economy’s prospects in 2011, and many experts believe inflationary pressures and short-term interest rates should remain low over the near-term, potentially preventing any significant rise in money market yields. What does this mean for your investment portfolio? We suggest talking to your financial advisor, who can help you review your allocations and your current liquid asset needs, and identify potential opportunities suitable for your individual needs and risk tolerance in today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 18, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through December 31, 2010, as provided by Bill Vasiliou, Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2010, Dreyfus BASIC Massachusetts Municipal Money Market Fund produced an annualized yield of 0.00%.Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Money market yields remained at historical lows as the U.S. economy continued to recover sluggishly from recession, and the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, the fund normally invests substantially all of its assets in short-term high quality municipal obligations that provide income exempt from federal and Massachusetts state personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts’ short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if they become available.This is due to the fact that yields tend to rise if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s average weighted maturity to maintain current yields for as long as we deem practical.At other times, we try to maintain a neutral average weighted maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Low Yields Persisted in a Subpar Recovery

The U.S. economy continued to recover from recession over the second half of 2010. Manufacturing activity, consumer spending and corporate earnings increased, supporting the expansion. Earlier fears of a double-dip recession subsided. Nonetheless, the recovery remained slower than historical averages, as unemployment remained stubbornly high and many regional housing markets have not yet improved meaningfully.

Although Massachusetts carries one of the heavier debt loads in the nation, it weathered the downturn better than most other states.The state government has closed budget gaps quickly through spending cuts and revenue enhancements, and it has maintained a cushion against unexpected revenue shortfalls.

In this economic environment, and as it has since December 2008, the Fed maintained its target for the overnight federal funds rate in a range between 0% and 0.25%. In early September, the Fed announced a new round of quantitative easing, which is designed to stimulate credit markets through the purchase of $600 billion of U.S. Treasury securities. Although longer-term financial assets generally rallied on this news as investors looked forward to a more robust recovery, money market yields generally remained anchored by the historically low federal funds rate, and tax-exempt money market instruments continued to provide yields of little more than zero percent.

Supply-and-demand influences in the tax-exempt money markets generally remained favorable during the reporting period. Despite heavier borrowing needs nationally, the supply of newly issued municipal money market instruments remained relatively low, primarily due to the federally subsidized Build America Bonds program, which shifted a portion of municipal issuance to the taxable bond market. Meanwhile, demand for municipal money market instruments proved robust, including from non-traditional investors seeking alternatives to taxable money market instruments.This supply-and-demand dynamic began to change near year-end as the expiration of the Build America Bonds program approached, sparking heightened volatility among longer-term municipal bonds.

4

Focus on Liquidity and Capital Preservation

During the reporting period, we maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts. We also favored instruments backed by pledged tax appropriations or dedicated revenues.We generally shied away from securities issued by entities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery, inflation has been negligible, and the Fed appears set to maintain its aggressively accommodative monetary policy for some time to come. Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we currently expect the supply of newly issued tax-exempt money market instruments to trend higher in 2011 after the Build America Bonds program expires, which could support higher yields.As always, we are prepared to adjust the fund’s strategies should economic and market conditions change.

January 18, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings (as applicable), while rated in the highest rating category by one or more NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-Massachusetts residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an agreement in which shareholders will be given at least 90 days’ notice prior to the time such absorption may be terminated. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC Massachusetts Municipal Money Market Fund from July 1, 2010 to December 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2010

Expenses paid per $1,000†	$ 1.46
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2010

Expenses paid per $1,000†	$ 1.48
Ending value (after expenses)	$1,023.74

† Expenses are equal to the fund’s annualized expense ratio of .29%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
December 31, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.5%	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts—96.1%
Boston,
GO Notes, Refunding	5.00	2/1/11	300,000		301,144
Holyoke,
GO Notes, BAN	1.50	2/25/11	697,530		698,485
Hull,
GO Notes, BAN	1.25	2/15/11	2,900,000		2,902,716
Massachusetts,
Consolidated Loan (Liquidity
Facility; Dexia Credit Locale)	0.37	1/1/11	2,500,000	[a]	2,500,000
Massachusetts,
GO Notes (Central Artery/Ted
Williams Tunnel Infrastructure
Loan Act of 2000) (Liquidity
Facility; State Street Bank
and Trust Co.)	0.28	1/1/11	3,000,000	[a]	3,000,000
Massachusetts,
GO Notes, Refunding (Liquidity
Facility; State Street Bank
and Trust Co.)	0.32	1/7/11	300,000	[a]	300,000
Massachusetts Bay Transportation
Authority, GO Notes (General
Transportation System)
(Liquidity Facility; Dexia
Credit Locale)	0.35	1/7/11	4,000,000	[a]	4,000,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Wells Fargo Bank)	0.30	1/7/11	6,000,000	[a]	6,000,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Subordinated
Revenue (Commonwealth Contract
Assistance Secured) (Liquidity
Facility; Barclays Bank PLC)	0.28	1/7/11	3,300,000	[a]	3,300,000
Massachusetts Development Finance
Agency, Education Revenue (The
Tabor Academy Issue) (LOC; FHLB)	0.32	1/7/11	3,500,000	[a,b]	3,500,000
Massachusetts Development Finance
Agency, Higher Education
Revenue, Refunding (Smith
College Issue)	0.31	1/7/11	3,600,000	[a,b]	3,600,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Development Finance
Agency, Revenue (Babson
College Issue) (LOC; FHLB)	0.29	1/7/11	1,900,000	[a,b]	1,900,000
Massachusetts Development Finance
Agency, Revenue (Boston University
Issue) (LOC; BNP Paribas)	0.30	1/7/11	6,000,000	[a,b]	6,000,000
Massachusetts Development Finance
Agency, Revenue (Boston
University Issue) (LOC; FHLB)	0.29	1/7/11	1,460,000	[a,b]	1,460,000
Massachusetts Development Finance
Agency, Revenue (Exploration
School, Inc. Issue) (LOC; TD Bank)	0.32	1/7/11	2,500,000	[a,b]	2,500,000
Massachusetts Development Finance
Agency, Revenue (Fay School
Issue) (LOC; TD Bank)	0.32	1/7/11	3,800,000	[a,b]	3,800,000
Massachusetts Development Finance
Agency, Revenue (Justice
Resource Institute Issue)
(LOC; Bank of America)	0.42	1/7/11	1,920,000	[a]	1,920,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.95	1/7/11	1,200,000	[a]	1,200,000
Massachusetts Development Finance
Agency, Revenue (Saint
Peter-Marian Issue)
(LOC; Bank of America)	0.58	1/7/11	1,750,000	[a]	1,750,000
Massachusetts Development Finance
Agency, Revenue, Refunding
(College of The Holy Cross
Issue) (LOC; Bank of America)	0.30	1/1/11	3,700,000	[a,b]	3,700,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Children’s Hospital Issue)
(LOC; JPMorgan Chase Bank)	0.29	1/1/11	2,035,000	[a]	2,035,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Great
Brook Valley Health Center
Issue) (LOC; TD Bank)	0.32	1/7/11	2,445,000	[a]	2,445,000

8

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Massachusetts Institute of
Technology Issue)	0.27	1/7/11	3,800,000	[a,b]	3,800,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Partners
HealthCare System Issue)
(LOC; Citibank NA)	0.31	1/7/11	3,300,000	[a]	3,300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Peabody
Essex Museum Issue)
(LOC; Bank of America)	0.42	1/7/11	2,135,000	[a]	2,135,000
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Williams College Issue)	0.45	4/7/11	1,500,000	[b]	1,500,000
Massachusetts Water Pollution
Abatement Trust,
Pool Program Bonds	5.00	8/1/11	250,000		255,923
Massachusetts Water Pollution
Abatement Trust,
Pool Program Bonds	5.50	8/1/11	525,000		539,433
Massachusetts Water Resources
Authority, Multi-Modal
Subordinated General Revenue,
Refunding (LOC; Landesbank
Baden-Wurttemberg)	0.32	1/1/11	2,000,000	[a]	2,000,000
Massachusetts Water Resources
Authority, Subordinated
General Revenue (LOC;
Landesbank Hessen-Thuringen
Girozentrale)	0.40	1/7/11	800,000	[a]	800,000
Nantucket,
GO Notes, RAN	1.10	2/25/11	3,200,000		3,202,958
Stoughton,
GO Notes, BAN	1.50	5/13/11	2,500,000		2,508,087
Stoughton,
GO Notes, RAN	1.65	1/14/11	4,000,000		4,001,620

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Massachusetts (continued)
Wells Fargo Stage Trust
(Massachusetts Development
Finance Agency, Revenue
(Harvard University Issue))
(Liquidity Facility; Wells
Fargo Bank)	0.33	1/7/11	2,000,000	[a,b,c]	2,000,000
U.S. Related—3.4%
Puerto Rico Commonwealth,
Public Improvement GO Notes,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.33	1/7/11	1,000,000	[a]	1,000,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.35	1/7/11	2,000,000	[a,c]	2,000,000

Total Investments (cost $87,855,366)			99.5%		87,855,366
Cash and Receivables (Net)			.5%		461,973
Net Assets			100.0%		88,317,339

a Variable rate demand note—rate shown is the interest rate in effect at December 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At December 31, 2010, the fund had $33,760,000 or 38.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2010, these securities amounted to $4,000,000 or 4.5% of net assets.

10

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	79.1
AAA,AA,Ad		Aaa,Aa,Ad		AAA,AA,Ad	12.7
Not Rated[e]		Not Rated[e]		Not Rated[e]	8.2
					100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

12

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	87,855,366	87,855,366
Cash		369,150
Interest receivable		117,011
		88,341,527
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		24,185
Dividend payable		3
		24,188
Net Assets ($)		88,317,339
Composition of Net Assets ($):
Paid-in capital		88,317,339
Net Assets ($)		88,317,339
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		88,328,424
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	13

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	123,366
Expenses:
Management fee—Note 2	193,450
Trustees’ fees—Note 2	2,882
Total Expenses	196,332
Less—reduction in expenses due to undertaking—Note 2	(70,098)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(2,882)
Net Expenses	123,352
Investment Income—Net, representing net increase
in net assets resulting from operations	14

See notes to financial statements.

14

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010
Operations ($):
Investment Income-Net, representing net increase
in net assets resulting from operations	14	34
Dividends to Shareholders from ($):
Investment income—net	(14)	(49)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	96,560,609	214,114,794
Dividends reinvested	1	3
Cost of shares redeemed	(101,029,433)	(254,135,177)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(4,468,823)	(40,020,380)
Total Increase (Decrease) in Net Assets	(4,468,823)	(40,020,395)
Net Assets ($):
Beginning of Period	92,786,162	132,806,557
End of Period	88,317,339	92,786,162

See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2010			Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.000[a]	.009	.026	.032	.024
Distributions:
Dividends from
investment income—net	(.000)[a] (.000)[a]		(.009)	(.026)	(.032)	(.024)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.00[b]	.95	2.59	3.21	2.48
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[c]	.47	.49	.46	.46	.46
Ratio of net expenses
to average net assets	.29[c]	.32	.47	.45	.45	.45
Ratio of net investment income
to average net assets	.00[b,c]	.00[b]	.96	2.51	3.17	2.46
Net Assets, end of period
($ x 1,000)	88,317	92,786	132,807	179,231	162,062	130,286

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

16

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal and Massachusetts state personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost

18

approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	-
Level 2—Other Significant Observable Inputs	87,855,366
Level 3—Significant Unobservable Inputs	-
Total	87,855,366

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2010 was as follows: tax exempt income $34 and ordinary income $15. The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee And Other Transactions With Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is con-

20

tractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $70,098 during the period ended December 31, 2010.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $32,222, which is offset against an expense reimbursement currently in effect in the amount of $8,037.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended December 31, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $17,235,000 and $9,000,000, respectively.

22

NOTES

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Dreyfus BASIC
New York Municipal
Money Market Fund

SEMIANNUAL REPORT December 31, 2010

Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www.dreyfus.com and sign up for Dreyfus eCommunications. It’s simple and only takes a few minutes.

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
15	Statement of Assets and Liabilities
16	Statement of Operations
17	Statement of Changes in Net Assets
18	Financial Highlights
19	Notes to Financial Statements
FOR MORE INFORMATION
Back Cover

Dreyfus BASIC
New York Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus BASIC New York Municipal Money Market Fund, covering the six-month period from July 1, 2010, through December 31, 2010.

Although 2010 proved to be a volatile year for many longer-term assets, such as stocks and bonds, the reporting period ended with many asset categories producing respectable, positive returns. Investors’ early concerns regarding sovereign debt issues in Europe and stubbornly high unemployment in the United States later gave way to optimism that massive economic stimulus programs, robust growth in the world’s emerging markets, a strong holiday retail season and rising corporate earnings signaled better economic times ahead.

Although U.S. GDP growth was positive throughout the reporting period, the economic recovery has been milder than historical averages. Therefore, we are guardedly optimistic regarding the U.S. economy’s prospects in 2011, and many experts believe inflationary pressures and short-term interest rates should remain low over the near-term, potentially preventing any significant rise in money market yields.What does this mean for your investment portfolio? We suggest talking to your financial advisor, who can help you review your allocations and your current liquid asset needs, and identify potential opportunities suitable for your individual needs and risk tolerance in today’s market environment.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
January 18, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of July 1, 2010, through December 31, 2010, as provided by Joseph Irace, Senior Portfolio Manager

Fund and Market Performance Overview

For the six-month period ended December 31, 2010, Dreyfus BASIC New York Municipal Money Market Fund produced an annualized yield of 0.00%. Taking into account the effects of compounding, the fund produced an annualized effective yield of 0.00%.1

Money market yields remained at historical lows as the U.S. economy continued to recover sluggishly from recession, and the Federal Reserve Board (the “Fed”) left short-term interest rates unchanged.

The Fund’s Investment Approach

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liq-uidity.To pursue this objective, the fund normally invests substantially all of its assets in short-term high quality municipal obligations that provide income exempt from federal, NewYork state and NewYork city personal income taxes. We also actively manage the fund’s weighted average maturity in anticipation of interest-rate and supply-and-demand changes in NewYork’s short-term municipal marketplace.

The management of the fund’s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund’s weighted average maturity to make cash available for the purchase of higher yielding securities, if such securities become available.This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower yields, we may increase the fund’s weighted average maturity to maintain current yields for as long as we deem practical. At other times, we try to maintain a neutral weighted average maturity.

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Low Yields Persisted in a Subpar Recovery

The U.S. economy continued to recover from recession over the second half of 2010. Manufacturing activity, consumer spending and corporate earnings increased reducing earlier fears of a double-dip recession. Nonetheless, the recovery remained slower than historical averages, as unemployment remained stubbornly high and many regional housing markets have not yet improved meaningfully.

Like most states, NewYork has remained under fiscal pressure.Although conditions on Wall Street have improved since the 2008 financial crisis, state tax revenues have continued to fall short of budgeted projections, resulting in financial challenges for NewYork and its localities that may persist for some time.

In this economic environment, and as it has since December 2008, the Fed maintained its target for the overnight federal funds rate in a range between 0% and 0.25%. In early September, the Fed announced a new round of quantitative easing, which is designed to stimulate credit markets through the purchase of $600 billion of U.S. Treasury securities. Although longer-term financial assets generally rallied on this news as investors looked forward to a more robust recovery, money market yields generally remained anchored by the historically low federal funds rate, and tax-exempt money market instruments continued to provide yields of little more than zero percent.

Supply-and-demand influences in the tax-exempt money markets generally remained favorable during the reporting period. Despite heavier borrowing needs nationally, the supply of newly issued municipal money market instruments remained relatively low, primarily due to the federally subsidized Build America Bonds program, which shifted a portion of municipal issuance to the taxable bond market. Meanwhile, demand for municipal money market instruments proved robust, including from non-traditional investors seeking alternatives to taxable money market instruments.This supply-and-demand dynamic began to change near year-end as the expiration of the Build America Bonds program approached, sparking heightened volatility among longer-term municipal bonds.

Focus on Liquidity and Capital Preservation

During the reporting period, we maintained a conservative investment posture, emphasizing direct, high-quality municipal obligations and commercial paper that were deemed creditworthy by our analysts.We also favored instruments backed by pledged tax appropriations or dedicated revenues.We generally shied away from securities issued by entities that depend heavily on state aid. Finally, we maintained the fund’s weighted average maturity in a range that was roughly in line with industry averages.

Increased Supply Could Lift Yields

Despite ongoing signs of economic recovery, inflation has been negligible, and the Fed appears set to maintain its aggressively accommodative monetary policy for some time to come. Therefore, we believe the prudent course continues to be an emphasis on preservation of capital and liquidity. However, we currently expect the supply of newly issued tax-exempt money market instruments to trend higher in 2011, after the Build America Bonds program expires, which could support higher yields.As always, we are prepared to adjust the fund’s strategies should economic and market conditions change.

January 18, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government
agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Short-term municipal securities holdings, while rated in the highest rating category by one or more
NRSRO (or unrated, if deemed of comparable quality by Dreyfus), involve credit and liquidity risks and risk of principal loss.
1	Annualized effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes for non-NewYork residents, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.Yields provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields would have been lower, and in some cases, 7-day yields during the reporting period would have been negative absent the expense absorption.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus BASIC NewYork Municipal Money Market Fund from July 1, 2010 to December 31, 2010. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended December 31, 2010

Expenses paid per $1,000†	$ 2.17
Ending value (after expenses)	$1,000.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended December 31, 2010

Expenses paid per $1,000†	$ 2.19
Ending value (after expenses)	$1,023.04

† Expenses are equal to the fund’s annualized expense ratio of .43%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
December 31, 2010 (Unaudited)

Short-Term	Coupon	Maturity	Principal
Investments—99.9%	Rate (%)	Date	Amount ($)		Value ($)
New York—96.7%
Albany Housing Authority,
Revenue (Nutgrove Garden
Apartments Project)
(LOC; RBS Citizens NA)	0.50	1/7/11	1,330,000	[a]	1,330,000
Albany Industrial Development
Agency, Civic Facility Revenue
(Renaissance Corporation of
Albany Project) (LOC; M&T Trust)	0.39	1/7/11	2,000,000	[a]	2,000,000
Belfast Central School District,
GO Notes, BAN	1.75	5/17/11	1,660,000		1,663,968
Broome County Industrial
Development Agency, IDR
(Parlor City Paper Box
Company, Inc. Facility)
(LOC; U.S. Bank NA)	0.47	1/7/11	2,535,000	[a]	2,535,000
East Rochester Housing Authority,
Housing Revenue (Park Ridge
Nursing Home, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.35	1/7/11	4,375,000	[a]	4,375,000
Elmira City School District,
GO Notes, BAN	1.50	6/30/11	2,200,000		2,203,754
Erie County Industrial Development
Agency, IDR (Luminescent
System, Inc. Project) (LOC;
HSBC Bank USA)	0.45	1/7/11	2,595,000	[a]	2,595,000
Evans,
GO Notes, BAN	1.25	10/6/11	1,000,000		1,001,500
Forestville Central School
District, GO Notes, BAN	2.00	7/14/11	1,400,000		1,406,398
Long Island Power Authority,
Electric System Subordinated
Revenue (LOC: Bayerische
Landesbank and
Westdeutsche Landesbank)	0.31	1/1/11	1,850,000	[a]	1,850,000
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; Dexia
Credit Locale)	0.39	1/7/11	5,000,000	[a]	5,000,000

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Dexia Credit Locale)	0.33	1/7/11	2,000,000	[a]	2,000,000
Metropolitan Transportation
Authority, Transportation
Revenue, Refunding (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Westdeutsche Landesbank)	0.37	1/7/11	15,500,000	[a]	15,500,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.39	1/7/11	2,400,000	[a]	2,400,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater Rochester Project)
(LOC; M&T Trust)	0.39	1/7/11	4,925,000	[a]	4,925,000
Monroe County Industrial
Development Agency, IDR
(Mercury Print Productions, Inc.
Facility) (LOC; M&T Trust)	1.32	1/7/11	45,000	[a]	45,000
Nassau County Industrial
Development Agency, Housing
Revenue (Rockville Centre
Housing Associates, L.P.
Project) (LOC; M&T Trust)	0.44	1/7/11	8,000,000	[a]	8,000,000
New York City,
GO Notes	5.00	8/1/11	250,000		255,996
New York City,
GO Notes (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.33	1/1/11	500,000	[a]	500,000
New York City,
GO Notes (LOC; Bank of America)	0.33	1/1/11	1,100,000	[a]	1,100,000
New York City,
GO Notes (LOC; Bank of America)	0.36	1/7/11	11,000,000	[a]	11,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City,
GO Notes (LOC;
Bayerische Landesbank)	0.33	1/1/11	4,800,000	[a]	4,800,000
New York City,
GO Notes (LOC; Union Bank NA)	0.36	1/7/11	3,000,000	[a]	3,000,000
New York City,
GO Notes (LOC;
Westdeutsche Landesbank)	0.30	1/1/11	2,900,000	[a]	2,900,000
New York City Capital Resource
Corporation, Recovery Zone
Facility Revenue (Arverne by
the Sea Project) (LOC; TD Bank)	0.34	1/7/11	3,100,000	[a]	3,100,000
New York City Housing Development
Corporation, MFHR (Liquidity
Facility; Citibank NA)	0.38	1/7/11	6,700,000	[a,b]	6,700,000
New York City Industrial
Development Agency, Civic Facility
Revenue (Birch Wathen Lenox
School Project) (LOC; TD Bank)	0.39	1/7/11	3,000,000	[a]	3,000,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Hewitt
School Project) (LOC; TD Bank)	0.39	1/7/11	3,800,000	[a]	3,800,000
New York City Industrial
Development Agency, IDR
(Novelty Crystal Corporation
Project) (LOC; Commerce Bank NA)	0.54	1/7/11	3,190,000	[a]	3,190,000
New York City Industrial
Development Agency, IDR
(Super-Tek Products, Inc.
Project) (LOC; Citibank NA)	0.54	1/7/11	4,340,000	[a]	4,340,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Bayerische Landesbank)	0.33	1/1/11	1,815,000	[a]	1,815,000
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Baden-Wurttemberg)	0.33	1/1/11	1,000,000	[a]	1,000,000

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
New York City Transitional Finance
Authority, Revenue (New York
City Recovery) (Liquidity
Facility; Landesbank
Hessen-Thuringen Girozentrale)	0.26	1/1/11	1,000,000	[a]	1,000,000
New York Liberty Development
Corporation, Liberty Revenue
(World Trade Center Project)	0.32	5/15/11	10,000,000		10,000,000
New York Liberty Development
Corporation, Recovery Zone
Revenue (3 World Trade
Center Project)	0.42	1/19/12	4,000,000		4,000,000
New York Local Government
Assistance Corporation, GO
Notes (LOC; Landesbank
Hessen-Thuringen Girozentrale)	0.33	1/7/11	3,000,000	[a]	3,000,000
New York State Dormitory
Authority, Revenue (Mount
Saint Mary College) (LOC;
JPMorgan Chase Bank)	0.33	1/7/11	3,600,000	[a]	3,600,000
New York State Dormitory
Authority, Revenue
(University of Rochester)
(LOC; Bank of America)	0.30	1/7/11	4,000,000	[a]	4,000,000
New York State Housing Finance
Agency, Housing Revenue
(Baisley Park Gardens)
(LOC; Citibank NA)	0.33	1/7/11	4,700,000	[a]	4,700,000
New York State Housing Finance
Agency, Housing Revenue
(Gateway to New Cassel Project)
(LOC; JPMorgan Chase Bank)	0.34	1/7/11	3,800,000	[a]	3,800,000
New York State Thruway Authority,
General Revenue, BAN	3.00	7/15/11	2,200,000		2,226,087
New York State Thruway Authority,
General Revenue, BAN	4.00	7/15/11	350,000		355,600
Olean,
GO Notes, BAN	1.50	8/11/11	1,700,000		1,701,980

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Otsego County Industrial
Development Agency,
Civic Facility Revenue
(Noonan Community
Service Corporation
Project) (LOC; FHLB)	0.39	1/7/11	1,685,000	[a]	1,685,000
Otsego County Industrial
Development Agency,
Civic Facility Revenue
(Saint James Retirement
Community Project)
(LOC; M&T Trust)	0.39	1/7/11	1,820,000	[a]	1,820,000
Port Authority of New York and
New Jersey, Equipment Notes	0.40	1/7/11	4,000,000	[a]	4,000,000
Rockland County Industrial
Development Agency, IDR
(Intercos America, Inc.
Project) (LOC; HSBC Bank USA)	0.45	1/7/11	3,200,000	[a]	3,200,000
Rockland County Industrial
Development Authority, Revenue
(Northern Manor Multicare
Center, Inc. Project)
(LOC; M&T Trust)	0.44	1/7/11	2,715,000	[a]	2,715,000
Rome,
GO Notes, BAN	1.25	1/20/11	1,500,000		1,500,193
Sag Harbor Union Free School
District, GO Notes, TAN	1.50	6/23/11	1,400,000		1,402,620
Schenectady
GO Notes, BAN	1.50	5/20/11	5,000,000		5,004,679
Springs Union Free School
District, GO Notes, TAN	1.50	6/30/11	1,100,000		1,104,866
Sullivan County,
GO Notes, BAN	1.50	3/10/11	2,295,000		2,297,970
Sullivan County,
GO Notes, TAN	1.00	3/10/11	1,600,000		1,601,492
Ticonderoga Central School
District, GO Notes, BAN	2.00	6/24/11	2,100,000		2,108,393

The Fund	11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
New York (continued)
Tompkins County Industrial
Development Agency, Civic
Facility Revenue (Tompkins
Cortland Community College
Foundation, Inc. Project)
(LOC; RBS Citizens NA)	0.48	1/7/11	3,520,000	[a]	3,520,000
Triborough Bridge and Tunnel
Authority, General Revenue
(Liquidity Facility; Dexia
Credit Locale)	0.39	1/7/11	2,200,000	[a]	2,200,000
U.S. Related—3.2%
Puerto Rico Industrial, Tourist,
Educational, Medical and
Environmental Control
Facilities Financing Authority,
Environmental Control Facilities
Revenue (Bristol-Myers
Squibb Company Project)	0.44	1/7/11	4,400,000	[a]	4,400,000
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(Liquidity Facility; Citibank NA)	0.35	1/7/11	1,550,000	[a,b]	1,550,000

Total Investments (cost $187,825,496)			99.9%		187,825,496

Cash and Receivables (Net)			.1%		180,868

Net Assets			100.0%		188,006,364

a	Variable rate demand note—rate shown is the interest rate in effect at December 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b

Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At December 31, 2010, these securities amounted to $8,250,000 or 4.4% of net assets.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

TheFund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Summary of Combined Ratings (Unaudited)

Fitch	or	Moody’s	or	Standard & Poor’s	Value (%)†
F1+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	76.5
AAA,AA,Ac		Aaa,Aa,Ac		AAA,AA,Ac	8.1
Not Rated[d]		Not Rated[d]		Not Rated[d]	15.4
					100.0

† Based on total investments.
c Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
d Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
December 31, 2010 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	187,825,496	187,825,496
Interest receivable		271,020
		188,096,516
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2		70,297
Cash overdraft due to Custodian		19,240
Dividend payable		608
Payable for shares of Beneficial Interest redeemed		7
		90,152
Net Assets ($)		188,006,364
Composition of Net Assets ($):
Paid-in capital		188,006,364
Net Assets ($)		188,006,364
Shares Outstanding
(unlimited number of shares of Beneficial Interest authorized)		188,006,374
Net Asset Value, offering and redemption price per share ($)		1.00

See notes to financial statements.

The Fund	15

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2010 (Unaudited)

Investment Income ($):
Interest Income	447,346
Expenses:
Management fee—Note 2	467,774
Trustees’ fees—Note 2	6,134
Total Expenses	473,908
Less—reduction in expenses due to undertaking—Note 2	(22,781)
Less—Trustees’ fees reimbursed by the Manager—Note 2	(6,134)
Net Expenses	444,993
Investment Income—Net, representing net increase
in net assets resulting from operations	2,353

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2010	Year Ended
	(Unaudited)	June 30, 2010
Operations ($):
Investment Income-Net, representing
net increase in net assets
resulting from operations	2,353	206,310
Dividends to Shareholders from ($):
Investment income—net	(2,353)	(206,310)
Beneficial Interest Transactions ($1.00 per share):
Net proceeds from shares sold	96,790,346	216,031,548
Dividends reinvested	1,914	155,963
Cost of shares redeemed	(130,407,901)	(298,004,079)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(33,615,641)	(81,816,568)
Total Increase (Decrease) in Net Assets	(33,615,641)	(81,816,568)
Net Assets ($):
Beginning of Period	221,622,005	303,438,573
End of Period	188,006,364	221,622,005

See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
December 31, 2010			Year Ended June 30,
	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	1.00	1.00	1.00	1.00	1.00	1.00
Investment Operations:
Investment income—net	.000[a]	.001	.013	.026	.032	.025
Distributions:
Dividends from
investment income—net	(.000)[a]	(.001)	(.013)	(.026)	(.032)	(.025)
Net asset value, end of period	1.00	1.00	1.00	1.00	1.00	1.00
Total Return (%)	.00[b,c]	.07	1.35	2.67	3.25	2.52
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.46[c]	.47	.49	.46	.45	.45
Ratio of net expenses
to average net assets	.43[c]	.43	.48	.45	.45	.45
Ratio of net investment income
to average net assets	.00[b,c]	.07	1.37	2.61	3.21	2.49
Net Assets, end of period
($ x 1,000)	188,006 221,622		303,439	364,121	321,893	286,993

a	Amount represents less than $.001 per share.
b	Amount represents less than .01%.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the “fund”) is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the “Trust”) which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company, currently offering three series including the fund.The fund’s investment objective seeks to provide a high level of current income exempt from federal, New York state and New York city personal income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares, which are sold without a sales charge.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Trustees to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of December 31, 2010 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	187,825,496
Level 3—Significant Unobservable Inputs	—
Total	187,825,496

†	See Statement of Investments for additional detailed categorizations.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian,The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended December 31, 2010, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended June 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended June 30, 2010 was as follows: tax-exempt income $206,310.The tax character of current year distributions will be determined at the end of the current fiscal year.

At December 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2—Investment Management Fee and Other Transactions With Affiliates:

Pursuant to an investment management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund.The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund’s average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund’s allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee who is not an “interested person” of the Trust (as defined in the Act) receives $60,000 per annum, plus $7,000 per joint Board meeting of the Trust,The Dreyfus/Laurel Funds, Inc.,The Dreyfus/Laurel Funds Trust, Dreyfus Investment Funds and Dreyfus Funds, Inc. (collectively, the “Board Group Open-End Funds”) attended, $2,500 for separate in-person committee meetings attended which are not held in conjunction with a regularly scheduled Board meeting and $2,000 for Board meetings and separate committee meetings attended that are conducted by telephone. The Board Group Open-End Funds also reimburse each Trustee who is not an “interested person” of the Trust (as defined in the Act) for travel and out-of-pocket expenses. With respect to Board meetings, the Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). The Chair of each of the Board’s committees, unless the Chair also serves as Chair of the Board, receives $1,350 per applicable committee meeting. In the event that there is an in-person joint committee meeting or a joint telephone meeting of the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund, the $2,500 or $2,000 fee, as applicable, is allocated between the Board Group Open-End Funds and Dreyfus HighYield Strategies Fund.The Trust’s portion of these fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Manager has undertaken to reimburse expenses in the event that current yields drop below a certain level. Such expense limitations may fluctuate daily, are voluntary and not contractual and may be terminated at any time. The reduction in expenses, pursuant to the undertaking, amounted to $22,781 during the period ended December 31, 2010.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $74,601, which are offset against an expense reimbursement currently in effect in the amount of $4,304.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board ofTrustees.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), commonTrustee and/or common officers, complies with Rule 17a-7 of the Act. During the period ended December 31, 2010, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $42,300,000 and $52,825,000, respectively.

For More Information

Telephone 1-800-645-6561

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund's Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-645-6561.

© 2011 MBSC Securities Corporation

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Tax-Free Municipal Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	February 23, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	February 23, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)